Insurance - Short-duration Insurance Contracts, Claims Development (Details) $ in Millions	Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 116	$ 130	$ 142
Financial Guarantee Insurance Product Line [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	650
Cumulative paid claims and allocated claim adjustment expense, net	554
All outstanding liabilities before 2012, net of reinsurance	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	96	105	111
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2012 [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance		130	132	$ 136	$ 145
Cumulative paid claims and allocated claim adjustment expense, net		$ 125	$ 120	$ 109	$ 70
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2012 [Member] | SpringCastle Interests Sale [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	129
Incurred-but- not-reported Liabilities	$ 1
Cumulative Number of Reported Claims (in claims) | Integer	53,887
Cumulative frequency	3.00%
Cumulative paid claims and allocated claim adjustment expense, net	$ 128
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2013 [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	124
Incurred-but- not-reported Liabilities	$ 3
Cumulative Number of Reported Claims (in claims) | Integer	54,043
Cumulative frequency	2.90%
Cumulative paid claims and allocated claim adjustment expense, net	$ 121
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2014 [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	130
Incurred-but- not-reported Liabilities	$ 9
Cumulative Number of Reported Claims (in claims) | Integer	55,861
Cumulative frequency	3.00%
Cumulative paid claims and allocated claim adjustment expense, net	$ 121
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2015 [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	129
Incurred-but- not-reported Liabilities	$ 19
Cumulative Number of Reported Claims (in claims) | Integer	57,197
Cumulative frequency	3.00%
Cumulative paid claims and allocated claim adjustment expense, net	$ 109
Financial Guarantee Insurance Product Line [Member] | Short-duration Insurance Contracts, Accident Year 2016 [Member] | OneMain Holdings, LLC [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	138
Incurred-but- not-reported Liabilities	$ 63
Cumulative Number of Reported Claims (in claims) | Integer	51,662
Cumulative frequency	2.80%
Cumulative paid claims and allocated claim adjustment expense, net	$ 75